INCOME PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Income Per Share [Abstract]
Computation of Basic and Diluted earnings per common share from continuing operations

	Three months ended		Nine months ended
	September 30, 2012	October 2, 2011	September 30, 2012	October 2, 2011
Net income	$750	$351	$2,319	$1,073
Weighted-average common shares outstanding (basic)	11,785,826	11,785,826	11,785,826	11,785,826
Effect of dilutive securities from equity awards	240,138	—	308,418	—

Weighted-average common shares outstanding (diluted)	12,025,964	11,785,826	12,094,244	11,785,826
Basic earnings per common share	$0.06	$0.03	$0.20	$0.09

Dilutive earnings per common share	$0.06	$0.03	$0.19	$0.09